ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business

Description of Business

Regional Health Properties, Inc., a Georgia corporation (“Regional Health” or “Regional”) and, together with its subsidiaries, the “Company” or “we”), is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior living. The Company’s business primarily consists of leasing and subleasing healthcare facilities, referred to as skilled nursing facilities (“SNF”) and assisted living facilities (“ALF”), to third-party tenants, which in turn operate the facilities. third-party tenants, which in turn operate the facilities. The operators of the Company’s facilities provide a range of healthcare services to their patients and residents, including skilled nursing and assisted living services, social services, various therapy services, and other rehabilitative and healthcare services for both long-term and short-stay patients and residents.

Regional Health is successor to, and a former wholly owned subsidiary of, AdCare Health Systems, Inc. (AdCare). On September 29, 2017, AdCare merged (the “Merger”) with and into Regional Health, which was formed as a subsidiary of AdCare for the purpose of the Merger, with Regional Health continuing as the surviving corporation in the Merger.

Description of Business

Regional Health Properties, Inc., a Georgia corporation (“Regional Health” or “Regional”) and, together with its subsidiaries, the “Company” or “we”), is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior living. The Company’s business primarily consists of leasing and subleasing healthcare facilities, referred to as skilled nursing facilities (“SNF”) and assisted living facilities (“ALF”), to third-party tenants, which in turn operate the facilities. The operators of the Company’s facilities provide a range of healthcare services to their patients and residents, including skilled nursing and assisted living services, social services, various therapy services, and other rehabilitative and healthcare services for both long-term and short-stay patients and residents.

Regional Health is successor to, and a former wholly owned subsidiary of, AdCare Health Systems, Inc. (AdCare). On September 29, 2017, AdCare merged (the “Merger”) with and into Regional Health, which was formed as a subsidiary of AdCare for the purpose of the Merger, with Regional Health continuing as the surviving corporation in the Merger.

Description of Business

Regional Health Properties, Inc., a Georgia corporation (“Regional Health” or “Regional”) and, together with its subsidiaries, the (“Company” or “we”), is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior housing. We operate through two reportable segments: Real Estate and Healthcare Services. As of September 30, 2022, we had investments of approximately $73.0 million in twelve health care real estate properties and nine leased properties. Our Real Estate segment consists of owning and leasing/subleasing healthcare facilities, predominantly skilled nursing facilities and assisted living facilities, to third-party tenants, which in turn operate the facilities. We currently have eleven properties, consisting of 10 skilled nursing facilities and one assisted facility, pursuant to triple-net leases and four facilities subleased pursuant to triple-net leases to seven different tenants. Our Health Care Services segment consists of operating five skilled nursing facilities and one assisted living facility via management contracts.

Regional Health is successor to, and a former wholly owned subsidiary of, AdCare Health Systems, Inc. (AdCare). On September 29, 2017, AdCare merged (the “Merger”) with and into Regional Health, which was formed as a subsidiary of AdCare for the purpose of the Merger, with Regional Health continuing as the surviving corporation in the Merger.

While the Company is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior living, the Company, when business conditions require, may undertake portfolio stabilization measures, such as operating a previously leased facility as demonstrated by the transactions undertaken by the Company since December 31, 2021. These portfolio stabilization measures, and others that the Company has undertaken, expose the Company directly to certain risks our tenants face. For more information, see Note 2 - Liquidity - Changes in Operational Liquidity - Portfolio Stabilization Measures.

Description of Business

Regional Health Properties, Inc., a Georgia corporation (“Regional Health” or “Regional” and, together with its subsidiaries, the “Company” or “we”), is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior living. The Company’s business primarily consists of leasing and subleasing healthcare facilities to third-party tenants, which in turn operate the facilities. The operators of the Company’s facilities provide a range of healthcare services to their patients and residents, including skilled nursing and assisted living services, social services, various therapy services, and other rehabilitative and healthcare services for both long-term and short-stay patients and residents.

As of December 31, 2021, the Company owned, leased, managed for third parties, or operated 24 facilities, primarily in the Southeastern United States. Of the 24 facilities, the Company: (i) leased 10 skilled nursing facilities (“SNF’s) (which the Company owns), (ii) subleased eight SNFs (which the Company leases), to third-party tenants; (iii) operated one SNF, as of January 1, 2021 as a portfolio stabilization measure, previously subleased (which the Company leases); (iv) leased two assisted living facilities (“ALF’s”) (which the Company owns) to third-party tenants; and (v) managed, on behalf of third-party owners, two SNFs and one independent living facility.

Accordingly, as of January 1, 2021, the Company has two primary reporting segments: (i) real estate services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners (“Real Estate Services”); and (ii) healthcare services, which consists of the operation of a skilled nursing facility (“Healthcare Services”). For further information, see Note 6 – Leases for a more detailed description of the Company’s leases and Note 9 – Segment Results.

Effective January 1, 2021, the Company terminated the subleases for two SNFs located in Georgia (the “Wellington Lease Termination”) with affiliates of Wellington Healthcare Services II, L.P. (“Wellington”), and as a portfolio stabilization measure, the Company commenced operating one of the facilities, a previously subleased 134-bed skilled nursing facility (“SNF”) located in Thunderbolt, Georgia (the “Tara Facility”) and entered into a new sublease agreement with an affiliate of Empire Care Centers, LLC (“Empire”) for the other facility, a 208-bed SNF located in Powder Springs, Georgia (the “Powder Springs Facility”). On January 1, 2021, the Company entered into a Management Consulting Services Agreement (the “Vero Management Agreement”) with Vero Health Management, LLC (“Vero Health”) under which Vero Health provided management consulting services for the Tara Facility, which the Company now operates. On September 21, 2021, the Company notified Vero Health, of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021. Regional continues to operate the Tara Facility and has entered into a Management Agreement (the “Peach Management Agreement”) with Peach Health Group, LLC (“Peach Health”), dated as of September 22, 2021, and effective October 1, 2021, to provide management consulting services for the Tara Facility. Affiliates of Peach Health also lease from Regional three facilities located in Georgia.

The Company, through one of its subsidiaries, owns an assisted living facility (“ALF”) and a specialty care, or memory care, ALF (“SCALF”), each located at 509 Pineview Avenue, Glencoe, Alabama (the ALF and the SCALF, together, the “Meadowood Facility”), which Meadowood Facility the Company leases to CRM of Meadowood, LLC (“CRM”). On December 14, 2021, CRM and the Alabama Department of Public Health (the “ADPH”) entered into two Consent Agreements (one for the ALF and one for the SCALF) pursuant to which CRM will no longer be permitted to operate or manage the Meadowood Facility. On December 14, 2021, the State Board of Health for the State of Alabama issued final administrative Consent Orders with respect to the Consent Agreements.

The Consent Agreements provide, among other things, that: (i) on or before March 1, 2022, a new entity or individual responsible for the operation and management of the Meadowood Facility shall be identified; (ii) on or before April 1, 2022, the operation and management of the Meadowood Facility shall be relinquished to an entity or individual approved and licensed by the ADPH to operate the Meadowood Facility, effective April 1, 2022 or on such earlier date as may be agreed upon with the ADPH; and (iii) by April 15, 2022, if a proposed entity or individual has not received a license to operate the Meadowood Facility, or if for other reasons the operation and management of the Meadowood Facility is not or cannot be relinquished to an entity or individual licensed by the ADPH to operate the Meadowood Facility, then the Meadowood Facility shall (a) on April 15, 2022, send a written notice of discharge to each resident or resident sponsor, and (b) provide for the safe and appropriate discharge of each resident, and close and cease all operation of the Meadowood Facility, on or before June 1, 2022. For further information see Note 2– Liquidity and Note 6 – Leases.

The Company leases its currently-owned healthcare properties, and subleases its currently-leased healthcare properties, on a triple-net basis, meaning that the lessee (i.e., the third-party operator of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments, as applicable. These leases are generally long-term in nature with renewal options and annual rent escalation clauses.

Regional Health is successor to, and a former wholly owned subsidiary of, AdCare Health Systems, Inc. (“AdCare”). On September 29, 2017, AdCare merged (the “Merger”) with and into Regional Health, which was formed as a subsidiary of AdCare for the purpose of the Merger, with Regional Health continuing as the surviving corporation in the Merger.

Historically, AdCare’s business focused on owning and operating SNF and ALF facilities. The Company also managed facilities on behalf of unaffiliated owners pursuant to management contracts. In July 2014, AdCare’s board of directors (the “AdCare Board”) approved a strategic plan to transition (the “Transition”) the Company to a healthcare property holding and leasing company through a series of leasing and subleasing transactions. As of December 31, 2015, AdCare and its subsidiaries completed the Transition through: (i) leasing to third-party operators all the healthcare properties which they owned and previously operated; (ii) subleasing to third-party operators all the healthcare properties which they leased (but did not own) and previously operated; and (iii) continuing the one remaining management agreement to manage two SNF’s and one ALF for a third-party. As a result of the Transition, the Company acquired certain characteristics of a REIT and became focused on the ownership, acquisition and leasing of healthcare related properties.

When used in the notes to the consolidated financial statements, unless otherwise specifically stated or the context otherwise requires, the terms:

●	“Board” or “Board of Directors” refers to the AdCare Board with respect to the period prior to the Merger and to the RHE Board with respect to the period after the Merger;

●	“common stock” refers to the AdCare common stock with respect to the period prior to the Merger and to the RHE common stock with respect to the period after the Merger;

●	“Series A Preferred Stock” refers to AdCare’s 10.875% % Series A Cumulative Redeemable Preferred Stock with respect to the period prior to the Merger and to the Regional Health’s 10.875% Series A Cumulative Redeemable Preferred Stock with respect to the period after the Merger; and

●	“Charter” refers to the AdCare Charter with respect to the period prior to the Merger and to the RHE Charter with respect to the period after the Merger.

Portfolio Stabilization Measures

Portfolio Stabilization Measures

While the Company is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior living, the Company, when business conditions require, may undertake portfolio stabilization measures, such as operating a previously leased facility as demonstrated by the following transactions undertaken by the Company since December 31, 2021.

In May 2022, Lumber City Operations, LLC a subsidiary of the Company (“Lumber City Operations”), entered into an Operations Transfer and Surrender Agreement with LC SNF, LLC (“LC SNF”). Effective May 1, 2022, Lumber City Operations became the Department of Community Health’s (‘DCH” or “the Department”) approved and licensed operator of the Lumber City Facility. In April 2022, Lumber City Operations also entered into a Management Agreement with Peach Health Group LLC (“Peach Health”), pursuant to which Peach Health provides for the overall management and day-to-day operation of the Lumber City Facility. The term of the Lumber City Management Agreement commenced on May 1, 2022 and continues for a term of 6 months thereafter; the term may be extended upon a mutual agreement by both parties. Under the Lumber City Management Agreement, Lumber City Operations will pay Peach Health: (i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue. The Lumber City Management Agreement is subject to earlier termination as provided therein. The Lumber City Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

Also in May 2022, LaGrange Operations, LLC, a subsidiary of the Company (“LaGrange Operations”) the Company entered into an Operations Transfer and Surrender Agreement with C.R. of LaGrange, LLC. Effective May 1, 2022, LaGrange Operations became the Department approved and licensed operator of the LaGrange Facility. LaGrange Operations also entered into a Management Agreement with Peach Health, dated as of April 29, 2022, pursuant to engaged Peach Health provides for the overall management and day-to-day operation of the LaGrange Facility. The term of the LaGrange Management Agreement commenced on May 1, 2022 and continues for a term of 6 months thereafter; the term may be extended upon a mutual agreement by both parties. Under the LaGrange Management Agreement, LaGrange Operations will pay Peach Health: (i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue. The LaGrange Management Agreement is subject to earlier termination as provided therein. The LaGrange Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

In April 2022, Meadowood Operations, LLC a subsidiary of the Company (“Meadowood Operations”) became the state- licensed operator of the Meadowood facility. Meadowood Operations also entered into a Management Agreement with Cavalier Senior Living Operations, LLC (Cavalier), which engages Cavalier to provide for the overall management and day-to-day operation of the Facility.

Under the Management Agreement, Meadowood Operations will pay Cavalier: (i) a management fee of $12,000 while the probationary license is active; and (ii) a start-up fee of $12,000. Upon termination of the probationary period by regulatory authorities, the parties will negotiate a monthly management fee for ongoing management and oversight of the Facility. The term of the Management Agreement commences on April 15, 2022, and continues for a term of two years thereafter, and shall continue in full force and effect for succeeding annual terms until such time as either party provides written notice of termination to the other party at least 90 days prior to the termination date. The Management Agreement is subject to earlier termination as provided therein. If the Management Agreement is terminated due to a sale of the Facility, then Meadowood Operations will pay an incentive fee to Cavalier equal to 1% of the purchase price, including any debt assumption. The Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

These portfolio stabilization measures, and others that the Company has undertaken, exposes the Company directly to all the risks our tenants face as discussed in this “Risk and Uncertainties” section and “Risks Related to Our Business and Industry - Our portfolio stabilization measures expose the Company to the various risks facing our tenants in Part I, Item 1.A, Risk Factors in the Annual Report.

On March 11, 2020, the World Health Organization declared the outbreak of the respiratory illness caused by a novel strain of coronavirus, SARS-CoV-2, also known as COVID-19, a global pandemic. The COVID-19 pandemic has led governments and other authorities in the United States to impose measures intended to control its spread, including restrictions on freedom of movement and business operations such as travel bans, border closings, business closures, quarantines, and shelter-in-place orders. The COVID-19 pandemic and the measures to protect its spread have adversely affected our business during the three months ended March 31, 2022, and we expect it will continue to adversely affect our business in the near future and beyond, for a variety of reasons, including those discussed below and elsewhere in this Quarterly Report.

As of May 26, 2022, the Company is aware that each of our facilities has previously reported one or more positive cases of COVID-19 among the residents and/or operator employee populations. Many of our operators have reported incurring significant cost increases as a result of the COVID-19 pandemic, with dramatic increases for facilities with positive cases. We believe these increases primarily stem from elevated labor costs, including increased use of overtime and bonus pay, as well as a significant increase in both the cost and usage of personal protective equipment, testing equipment, processes and supplies. In terms of occupancy levels, many of our operators have reported experiencing declines, in part due to the elimination or suspension of elective hospital procedures, fewer discharges from hospitals to SNFs, and higher hospital re-admittances from SNFs.

The COVID-19 pandemic may also lead to temporary closures of nursing facilities, operated by our tenants, which also may affect our tenants’ ability to make their rental payments to us pursuant to their respective lease agreements. In addition, our tenants’ operations could be further disrupted if any of their employees, or the employees of their vendors, have, or are suspected of having, COVID-19. This could cause, and in some cases has already caused, our tenants or their vendors to experience staffing shortages, and this could potentially require our tenants and their vendors to close parts of or entire facilities, distribution centers, or other buildings to disinfect any affected areas.

We could also be adversely affected if government authorities impose upon our tenants, or their vendors, certain restrictions due to the COVID-19 pandemic. These restrictions may be in the form of mandatory closures, requested voluntary closures, bans on new admissions, restricted operations, or restrictions on the importation of necessary equipment or supplies which may adversely affect our tenants’ operations and their ability to make rental payments to us moving forward. In addition, family members may elect to keep nursing facility residents at home during the COVID-19 pandemic, thus reducing our tenants’ revenue. Currently, a number of our tenants have stopped admitting new patients due to rising COVID-19 infections which has resulted in decreased revenues.

As a result of the COVID-19 pandemic, our tenants may face lawsuits for alleged negligence associated with their responses to the emergency. The costs associated with defending, settling, or paying damages from such claims could negatively impact our tenants’ operating budgets and affect their ability to meet their obligations under our leases. Further, we may be subject to increased lawsuits arising out of our alleged actions or the alleged actions of our tenants for which they have agreed to indemnify, defend and hold us harmless. An unfavorable resolution of any such pending or future litigation could materially adversely affect us. The Company is not aware of any such lawsuits against our tenants.

If our tenants are unable to make rental payments to us pursuant to their lease obligations, whether due to the tenants’ decrease in revenues or otherwise, then, in some cases, we may be forced to either attempt to replace the tenants or restructure the tenants’ long-term rent obligations and may not be able to do so on terms that are as favorable to us as those currently in place.

While the Company has received approximately 64% of its anticipated fixed monthly rental receipts from tenants for the three months ended March 31, 2022, there are a number of uncertainties the Company faces as it considers the potential impact of COVID-19 on its business, including the length of census disruption, elevated COVID-19 operating costs related to personal protection equipment, cleaning supplies, virus testing and increased overtime due to staff illness.

On November 5, 2021, the CMS published COVID-19 Health Care Staff Vaccination requirements that most Medicare- and Medicaid-certified providers and suppliers must meet in order to participate in the Medicare and Medicaid programs. This emergency regulation was effective immediately and requires employees at Medicare and Medicaid-participating facilities and employers with more than 100 employees to be vaccinated. Some states have also issued their own orders to employers and healthcare providers that may or may not align with federal directives. The legality of both federal and state vaccine mandates will likely be decided by the courts. Until pending laws and regulations related to vaccine mandates are both finalized and adjudicated, our tenants will continue to manage in different ways, from mandating vaccines for all employees to waiting to see how the issue is ultimately resolved. The mandates, as presently written, may cause disruption to tenants’ operations if employees refuse vaccination and are terminated, and our tenants are not able to replace them in a timely manner or experience increased costs to do so.

To help offset these costs as well as occupancy declines, various relief programs have been enacted by federal and state governments, which have provided, and we expect will continue to provide, some payments to our tenants, subject to the programs’ respective terms and conditions. The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) established a grant program administered by the U.S. Department of Health and Human Services (“HHS”) under which grants have been made available to eligible healthcare providers for healthcare related expenses or lost revenues attributable to COVID-19 (the “Provider Relief Funds”). In early November 2021, the HHS closed the application portal for its Phase 4 allocation of approximately $17 billion of Provider Relief Funds and an allocation of approximately $8.5 billion in American Rescue Plan resources for providers serving patients living in rural areas. We expect that our tenants pursued additional funding from these allocations and will pursue any future funding that may become available, though there can be no assurance that our tenants will qualify for, or receive, any Phase 4 or American Rescue Plan, or any future, funding.

To the extent government support is not sufficient or timely to offset these impacts, or to the extent these trends continue or accelerate and are not offset by additional government relief that is sufficient or timely, the operating results of our operators are likely to be adversely affected, and some may be unwilling or unable to pay their contractual obligations to us in full or on a timely basis, as has occurred with one of our prior operators.

We also do not know the number of facilities that will ultimately experience widespread, high-cost outbreaks of COVID-19. While we have requested reporting case numbers from our operators and the U.S. Department of Health and Human Services Centers for Medicare and Medicaid Services (“CMS”) has required additional reporting by operators, we may not receive accurate information on the number of cases, which could result in a delay in reporting. We expect to see continued increased clinical protocols for infection control within facilities and increased monitoring of employees, guests and other individuals entering facilities; however, we do not yet know if future reimbursement rates in combination with the various relief programs that have been made available will be sufficient to cover the increased costs of enhanced infection control and monitoring. The extent of the COVID-19 pandemic’s effect on our and our operators’ operational and financial performance will depend on future developments, including the ultimate duration, spread and intensity of the outbreak, which may depend on factors such as the development and implementation of an effective vaccine and treatments for COVID-19, government funds and other support for the senior care sector and the efficacy of other policies and measures that may mitigate the impact of the pandemic, all of which are uncertain and difficult to predict. Due to these uncertainties, we are unable at this time to estimate the effect of these factors on our business, but the adverse impact on our business, results of operations, financial condition and cash flows could be material.

Portfolio Stabilization Measures

While the Company is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior living, the Company, when business conditions require, may undertake portfolio stabilization measures, such as operating a previously leased facility as demonstrated by the following transactions undertaken by the Company since December 31, 2021.

In July 2022, Thomasville Operations, LLC a subsidiary of the company (“Thomasville Operations”), entered into an Operations Transfer Agreement with C.R of Thomasville, LLC. The Change Of Ownership application has been submitted to the Department of Community Health (“DCH or “the Department”) for approval.

In May 2022, Lumber City Operations, LLC a subsidiary of the Company (“Lumber City Operations”), entered into an Operations Transfer and Surrender Agreement with LC SNF, LLC (“LC SNF”). Effective May 1, 2022, Lumber City Operations became the DCH approved and licensed operator of the Lumber City Facility. In April 2022, Lumber City Operations also entered into a Management Agreement with Peach Health Group LLC (“Peach Health”), pursuant to which Peach Health provides for the overall management and day-to-day operation of the Lumber City Facility. The term of the Lumber City Management Agreement commenced on May 1, 2022 and continues for a term of 6 months thereafter; the term may be extended upon a mutual agreement by both parties. Under the Lumber City Management Agreement, Lumber City Operations will pay Peach Health: (i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue. The Lumber City Management Agreement is subject to earlier termination as provided therein. The Lumber City Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

Also in May 2022, LaGrange Operations, LLC, a subsidiary of the Company (“LaGrange Operations”) entered into an Operations Transfer and Surrender Agreement with C.R. of LaGrange, LLC. Effective May 1, 2022, LaGrange Operations became the Department approved and licensed operator of the LaGrange Facility. LaGrange Operations also entered into a Management Agreement with Peach Health, dated as of April 29, 2022, pursuant to which Peach Health provides for the overall management and day-to-day operation of the LaGrange Facility. The term of the LaGrange Management Agreement commenced on May 1, 2022 and continues for a term of 6 months thereafter; the term may be extended upon a mutual agreement by both parties. Under the LaGrange Management Agreement, LaGrange Operations will pay Peach Health: (i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue. The LaGrange Management Agreement is subject to earlier termination as provided therein. The LaGrange Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

In April 2022, Meadowood Operations, LLC a subsidiary of the Company (“Meadowood Operations”) became the state- licensed operator of the Meadowood facility. Meadowood Operations also entered into a Management Agreement with Cavalier Senior Living Operations, LLC (Cavalier), which engages Cavalier to provide for the overall management and day-to-day operation of the Facility.

Under the Management Agreement, Meadowood Operations will pay Cavalier: (i) a management fee of $12,000 while the probationary license is active; and (ii) a start-up fee of $12,000. Upon termination of the probationary period by regulatory authorities, the parties will negotiate a monthly management fee for ongoing management and oversight of the Facility. The term of the Management Agreement commences on April 15, 2022, and continues for a term of two years thereafter, and shall continue in full force and effect for succeeding annual terms until such time as either party provides written notice of termination to the other party at least 90 days prior to the termination date. The Management Agreement is subject to earlier termination as provided therein. If the Management Agreement is terminated due to a sale of the Facility, then Meadowood Operations will pay an incentive fee to Cavalier equal to 1% of the purchase price, including any debt assumption. The Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

Effective January 1, 2021, the Company terminated the subleases for two SNFs located in Georgia with affiliates of Wellington, the Company commenced operating the Tara facility, a previously subleased 134-bed SNF located in Thunderbolt, Georgia and entered into a new sublease agreement with an affiliate of Empire for the Powder Springs Facility, a 208-bed SNF located in Powder Springs, Georgia.

These portfolio stabilization measures, and others that the Company has undertaken, exposes the Company directly to all the risks our tenants face as discussed in this “Risk and Uncertainties” section and “Risks Related to Our Business and Industry - Our portfolio stabilization measures expose the Company to the various risks facing our tenants in Part I, Item 1.A, Risk Factors in the Annual Report.

On March 11, 2020, the World Health Organization declared the outbreak of the respiratory illness caused by a novel strain of coronavirus, SARS-CoV-2, also known as COVID-19, a global pandemic. The COVID-19 pandemic has led governments and other authorities in the United States to impose measures intended to control its spread, including restrictions on freedom of movement and business operations such as travel bans, border closings, business closures, quarantines, and shelter-in-place orders. The COVID-19 pandemic and the measures to protect its spread have adversely affected our business during the six months ended June 30, 2022 , and we expect it will continue to adversely affect our business in the near future and beyond, for a variety of reasons, including those discussed below and elsewhere in this Quarterly Report.

As of August 22, 2022, the Company is aware that each of our facilities has previously reported one or more positive cases of COVID-19 among the residents and/or operator employee populations. Many of our operators have reported incurring significant cost increases as a result of the COVID-19 pandemic, with dramatic increases for facilities with positive cases. We believe these increases primarily stem from elevated labor costs, including increased use of overtime and bonus pay, as well as a significant increase in both the cost and usage of personal protective equipment, testing equipment, processes and supplies. In terms of occupancy levels, many of our operators have reported experiencing declines, in part due to the elimination or suspension of elective hospital procedures, fewer discharges from hospitals to SNFs, and higher hospital re-admittances from SNFs.

The COVID-19 pandemic may also lead to temporary closures of nursing facilities, operated by our tenants, which also may affect our tenants’ ability to make their rental payments to us pursuant to their respective lease agreements. In addition, our tenants’ operations could be further disrupted if any of their employees, or the employees of their vendors, have, or are suspected of having, COVID-19. This could cause, and in some cases has already caused, our tenants or their vendors to experience staffing shortages, and this could potentially require our tenants and their vendors to close parts of or entire facilities, distribution centers, or other buildings to disinfect any affected areas.

We could also be adversely affected if government authorities impose upon our tenants, or their vendors, certain restrictions due to the COVID-19 pandemic. These restrictions may be in the form of mandatory closures, requested voluntary closures, bans on new admissions, restricted operations, or restrictions on the importation of necessary equipment or supplies which may adversely affect our tenants’ operations and their ability to make rental payments to us moving forward. In addition, family members may elect to keep nursing facility residents at home during the COVID-19 pandemic, thus reducing our tenants’ revenue. Currently, a number of our tenants have stopped admitting new patients due to rising COVID-19 infections which has resulted in decreased revenues.

The COVID-19 pandemic and related public health measures implemented by governments worldwide have had severe global macroeconomic impacts and have resulted in significant financial market volatility. An extended period of volatility or a downturn in the financial markets could result in increased cost of capital. If our access to capital is restricted or our borrowing costs increase as a result of developments in financial markets relating to the pandemic, our operations and financial condition could be adversely impacted. In addition, a prolonged period of decreased revenue and limited acquisition and disposition activity operations could adversely affect our financial condition and long-term growth prospects and there can also be no assurance that we will not face credit rating downgrades. Future downgrades could adversely affect our cost of capital, liquidity, competitive position and access to capital markets.

As a result of the COVID-19 pandemic, our tenants may face lawsuits for alleged negligence associated with their responses to the emergency. The costs associated with defending, settling, or paying damages from such claims could negatively impact our tenants’ operating budgets and affect their ability to meet their obligations under our leases. Further, we may be subject to increased lawsuits arising out of our alleged actions or the alleged actions of our tenants for which they have agreed to indemnify, defend and hold us harmless. An unfavorable resolution of any such pending or future litigation could materially adversely affect us. The Company is not aware of any such lawsuits against our tenants.

If our tenants are unable to make rental payments to us pursuant to their lease obligations, whether due to the tenants’ decrease in revenues or otherwise, then, in some cases, we may be forced to either attempt to replace the tenants or restructure the tenants’ long-term rent obligations and may not be able to do so on terms that are as favorable to us as those currently in place.

While the Company has received approximately 73% of its anticipated fixed monthly rental receipts from tenants for the three months ended June 30, 2022, there are a number of uncertainties the Company faces as it considers the potential impact of COVID-19 on its business, including the length of census disruption, elevated COVID-19 operating costs related to personal protection equipment, cleaning supplies, virus testing and increased overtime due to staff illness.

On November 5, 2021, the U.S. Department of Health and Human Services Centers for Medicare and Medicaid Services (“CMS”) published COVID-19 Health Care Staff Vaccination requirements that most Medicare- and Medicaid-certified providers and suppliers must meet in order to participate in the Medicare and Medicaid programs. This emergency regulation was effective immediately and requires employees at Medicare and Medicaid-participating facilities and employers with more than 100 employees to be vaccinated. Some states have also issued their own orders to employers and healthcare providers that may or may not align with federal directives. The legality of both federal and state vaccine mandates will likely be decided by the courts. Until pending laws and regulations related to vaccine mandates are both finalized and adjudicated, our tenants will continue to manage in different ways, from mandating vaccines for all employees to waiting to see how the issue is ultimately resolved. The mandates, as presently written, may cause disruption to tenants’ operations if employees refuse vaccination and are terminated, and our tenants are not able to replace them in a timely manner or experience increased costs to do so.

To help offset these costs as well as occupancy declines, various relief programs have been enacted by federal and state governments, which have provided, and we expect will continue to provide, some payments to our tenants, subject to the programs’ respective terms and conditions. In 2020 Congress enacted a series of economic stimulus and relief measures through the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the Paycheck Protection Program and Health Care Enhancement Act (“PPPHCE Act”) and the Consolidated Appropriations Act, 2021 (“CAA”). In total, the CARES Act, the PPPHCE Act, and the CAA authorized $178 Billion in funding to be distributed to healthcare providers through the Public Health and Social Services Emergency Fund (“Provider Relief Fund”). These funds are intended to reimburse eligible providers for healthcare-related expenses or lost revenues attributable to COVID-19. Recipients are not required to repay Provider Relief Fund payments as long as they attest to and comply with certain terms and conditions, including reporting requirements, limitations on balance billing, and not using Provider Relief Fund payments to reimburse expenses or losses that other sources have reimbursed or are obligated to reimburse. In early November 2021, the U.S. Department of Health and Human Services (“HHS”) closed the application portal for its Phase 4 allocation of approximately $17 billion of Provider Relief Funds and an allocation of approximately $8.5 billion in American Rescue Plan (“ARP”) resources for providers serving patients living in rural areas. On December 16, 2021, the Health Resources and Services Association (“HRSA”) began distributing Phase 4 general distribution payments, and on November 23, 2021, it began distributing ARP rural payments. We expect that our tenants pursued additional funding from these allocations and will pursue any future funding that may become available, though there can be no assurance that our tenants will qualify for, or receive, any Phase 4 or American Rescue Plan, or any future, funding.

The CARES Act and related legislation include other provisions offering financial relief. This includes Medicare and Medicaid payment adjustments and an expansion of the Medicare Accelerated and Advance Payment Program, which made available accelerated payment of Medicare funds in order to increase cash flow to providers. These payments are loans that providers must repay. Additionally, the CMS suspended Medicare sequestration payment adjustments from May 1, 2020, through December 31, 2021, which would have otherwise reduced payments to Medicare providers by 2 percent, but also extended sequestration through 2030. In addition to offering economic relief to individuals and businesses, the CARES Act and related legislation include provisions intended to expand coverage of COVID-19 testing and preventative services, address healthcare workforce needs, ease restrictions on telehealth services during the crisis, and ease other legal and regulatory burdens on healthcare providers. Due to recent enactment of the CARES Act, the PPPHCE Act, and the CAA, there is still a high degree of uncertainty surrounding their implementation, and the public health emergency continues to evolve.

To the extent government support is not sufficient or timely to offset these impacts, or to the extent these trends continue or accelerate and are not offset by additional government relief that is sufficient or timely, the operating results of our operators are likely to be adversely affected, and some may be unwilling or unable to pay their contractual obligations to us in full or on a timely basis, as has occurred with one of our prior operators.

We also do not know the number of facilities that will ultimately experience widespread, high-cost outbreaks of COVID-19. While we have requested reporting case numbers from our operators and the CMS has required additional reporting by operators, we may not receive accurate information on the number of cases, which could result in a delay in reporting. We expect to see continued increased clinical protocols for infection control within facilities and increased monitoring of employees, guests and other individuals entering facilities; however, we do not yet know if future reimbursement rates in combination with the various relief programs that have been made available will be sufficient to cover the increased costs of enhanced infection control and monitoring. The extent of the COVID-19 pandemic’s effect on our and our operators’ operational and financial performance will depend on future developments, including the ultimate duration, spread and intensity of the outbreak, which may depend on factors such as the development and implementation of an effective vaccine and treatments for COVID-19, government funds and other support for the senior care sector and the efficacy of other policies and measures that may mitigate the impact of the pandemic, all of which are uncertain and difficult to predict. Due to these uncertainties, we are unable at this time to estimate the effect of these factors on our business, but the adverse impact on our business, results of operations, financial condition and cash flows could be material.

On June 16, 2020, the U.S. House of Representatives Select Subcommittee on the Coronavirus Crises announced the launch of an investigation into the COVID-19 response of nursing homes and the use of federal funds by nursing homes during the pandemic. The Select Subcommittee continued to be active throughout the remainder of 2020 and 2021. In March 2021, the Oversight Subcommittee of the House Ways and Means Committee held a hearing on examining the impact of private equity in the U.S. health care system, including the impact on quality of care provided within the skilled nursing industry. These investigations and hearings could result in legislation imposing additional requirement on our tenant operators.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles (GAAP) in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC). The accompanying condensed consolidated financial statements are unaudited and should be read in conjunction with the 2021 audited consolidated financial statements and notes thereto, which are included in the 2021 Form 10-K filed with the SEC on February 22, 2022.

Basis of Presentation

The accompanying consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles (GAAP) in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC). The accompanying condensed consolidated financial statements are unaudited and should be read in conjunction with the 2021 audited consolidated financial statements and notes thereto, which are included in the 2021 Form 10-K filed with the SEC on February 22, 2022.

Basis of Presentation

The accompanying consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles (GAAP) in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC). The accompanying condensed consolidated financial statements are unaudited and should be read in conjunction with the 2021 audited consolidated financial statements and notes thereto, which are included in the 2021 Form 10-K filed with the SEC on February 22, 2022.

Basis of Presentation

The accompanying consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported results of operations during the reporting period. Significant estimates include the self-insurance reserve for professional and general liability, patient care revenues, allowance for doubtful accounts, contractual allowances for Medicaid, Medicare, and managed care reimbursements, deferred tax valuation allowance, fair value of employee and nonemployee share-based awards, fair value estimation methods used to determine the assigned fair value of assets and liabilities acquired in acquisitions, valuation of goodwill and other long-lived assets, and cash flow projections. Actual results could differ materially from those estimates.

Reclassifications	Reclassifications Certain reclassifications have been made to the amounts in prior periods in order to conform to the current period’s presentation.	Reclassifications Certain reclassifications have been made to the amounts in prior periods in order to conform to the current period’s presentation.	Reclassifications Certain reclassifications have been made to the amounts in prior periods in order to conform to the current period’s presentation.
Variable Interest Entities

Variable Interest Entities

The Company has a loan receivable with Peach Health a Sublessee. Such agreement creates a variable interest in Peach Health Sublessee that may absorb some or all of the expected losses of the entity. The Company does not consolidate the operating activities of the Peach Health Sublessee as the Company does not have the power to direct the activities that most significantly impact the entities’ economic performance.

Variable Interest Entities

The Company has a loan receivable with Peach Health a Sublessee. Such agreement creates a variable interest in Peach Health Sublessee that may absorb some or all of the expected losses of the entity. The Company does not consolidate the operating activities of the Peach Health Sublessee as the Company does not have the power to direct the activities that most significantly impact the entities’ economic performance.

Variable Interest Entities

The Company has a loan receivable with Peach Health, a sublessee. Such agreement creates a variable interest in the Peach Health sublessee that may absorb some or all of the expected losses of the entity. The Company does not consolidate the operating activities of the Peach Health sublessee as the Company does not have the power to direct the activities that most significantly impact the entity’s economic performance.

Revenue Recognition and Allowances

Revenue Recognition and Allowances

Patient Care Revenue. ASC Topic 606, Revenue from Contracts with Customers requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. Revenue from our Healthcare Services business segment is derived from services rendered to patients in the Tara Facility. The Company receives payments from the following sources for services rendered in our facilities: (i) the federal government under the Medicare program administered by CMS; (ii) state governments under their respective Medicaid and similar programs; (iii) commercial insurers; and (iv) individual patients and clients. The vast majority of the revenue the Company has recognized is from government sources. The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors, discounts provided to uninsured patients and other price concessions. Contractual adjustments and discounts are based on contractual agreements, discount policies and historical experience. The Company recognizes revenue at the amount that reflects the consideration the Company expects to receive in exchange for the services provided. These amounts are due from residents or third-party payors and include variable consideration for retroactive adjustments from estimated reimbursements, if any, under reimbursement programs. Performance obligations are determined based on the nature of the services provided. Revenue is recognized as performance obligations are satisfied. Estimated uncollectable amounts due from patients are generally considered implicit price concessions that are a direct reduction to net operating revenues.

Triple-Net Leased Properties. The Company’s triple-net leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is probable. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in straight-line rent receivable on our consolidated balance sheets. In the event the Company cannot reasonably estimate the future collection of rent from one or more tenant(s) of the Company’s facilities, rental income for the affected facilities is recognized only upon cash collection, and any accumulated straight-line rent receivable is expensed in the period in which the Company deems rent collection to no longer be probable.

Management Fee Revenues and Other Revenues. The Company recognizes management fee revenues as services are provided. The Company has one contract to manage three facilities (the “Management Contract”), with payment for each month of service generally received in full on a monthly basis. The maximum penalty for service contract nonperformance under the Management Contract is $50,000 per year, payable after the end of the year. Further, the Company recognizes interest income from loans and investments, using the effective interest method when collectability is probable. The Company applies the effective interest method on a loan-by-loan basis.

Allowances. The Company assesses the collectability of its rent receivables, including straight-line rent receivables and working capital loans to tenants. The Company bases its assessment of the collectability of rent receivables and working capital loans to tenants on several factors, including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments or payments on a working capital loan, then the Company provides a reserve against the recognized straight-line rent receivable asset or working capital loan for the portion that we estimate may not be recovered. Payments received on impaired loans are applied against the allowance. If the Company changes its assumptions or estimates regarding the collectability of future rent payments, then the Company may adjust its reserve to the rental or interest revenue recognized in the period the Company makes such change. See Note 6 – Leases. The Company has reserved for approximately 1.5% of our patient care receivables based on the history provided by Vero Health for private payors and continues to assess the adequacy of such reserve.

As of March 31, 2022 and December 31, 2021, the Company reserved for approximately $0.8 million and $0.2 million, respectively, of uncollected receivables. Accounts receivable, net of allowance, totaled $3.4 million at March 31, 2022 and $2.1 million at December 31, 2021.

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	March 31, 2022	December 31, 2021
Gross receivables
Real Estate Services	$2,805	$1,442
Healthcare Services	1,416	880
Sub Total	4,221	2,322
Allowance
Real Estate Services	(633)	(35)
Healthcare Services	(177)	(142)
Sub Total	(810)	(177)
Accounts receivable, net of allowance	$3,411	$2,145

Revenue Recognition and Allowances

Patient Care Revenue. ASC Topic 606, Revenue from Contracts with Customers requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. Revenue from our Healthcare Services business segment is derived from services rendered to patients in the LaGrange, Lumber City, Meadowood and Tara Facilities. The Company receives payments from the following sources for services rendered in our facilities: (i) the federal government under the Medicare program administered by the CMS; (ii) state governments under their respective Medicaid and similar programs; (iii) commercial insurers; and (iv) individual patients and clients. The vast majority of the revenue the Company has recognized is from government sources. The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors, discounts provided to uninsured patients and other price concessions. Contractual adjustments and discounts are based on contractual agreements, discount policies and historical experience. The Company recognizes revenue at the amount that reflects the consideration the Company expects to receive in exchange for the services provided. These amounts are due from residents or third-party payors and include variable consideration for retroactive adjustments from estimated reimbursements, if any, under reimbursement programs. Performance obligations are determined based on the nature of the services provided. Revenue is recognized as performance obligations are satisfied. Estimated uncollectable amounts due from patients are generally considered implicit price concessions that are a direct reduction to net operating revenues.

Triple-Net Leased Properties. The Company’s triple-net leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is probable. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in straight-line rent receivable on our consolidated balance sheets. In the event the Company cannot reasonably estimate the future collection of rent from one or more tenant(s) of the Company’s facilities, rental income for the affected facilities is recognized only upon cash collection, and any accumulated straight-line rent receivable is expensed in the period in which the Company deems rent collection to no longer be probable.

Management Fee Revenues and Other Revenues. The Company recognizes management fee revenues as services are provided. The Company has one contract to manage three facilities (the “Management Contract”), with payment for each month of service generally received in full on a monthly basis. The maximum penalty for service contract nonperformance under the Management Contract is $50,000 per year, payable after the end of the year. Further, the Company recognizes interest income from loans and investments, using the effective interest method when collectability is probable. The Company applies the effective interest method on a loan-by-loan basis.

Allowances. The Company assesses the collectability of its rent receivables, including straight-line rent receivables, working capital loans to tenants and patient reimbursement. The Company bases its assessment of the collectability of rent receivables and working capital loans to tenants on several factors, including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments or payments on a working capital loan, then the Company provides a reserve against the recognized straight-line rent receivable asset or working capital loan for the portion that we estimate may not be recovered. Payments received on impaired loans are applied against the allowance. If the Company changes its assumptions or estimates regarding the collectability of future rent payments, then the Company may adjust its reserve to the rental or interest revenue recognized in the period the Company makes such change. See Note 6 – Leases. Regarding patient reimbursements, the company assesses the patient receivable based on payor type, age of the receivable amongst several other factors. The Company has reserved for approximately 1.5% of our patient care receivables based on the history provided by Vero Health for private payors and continues to assess the adequacy of such reserve.

As of June 30, 2022 and December 31, 2021, the Company reserved for approximately $0.8 million and $0.2 million, respectively, of uncollected receivables. Accounts receivable, net of allowance, totaled $4.3 million at June 30, 2022 and $2.1 million at December 31, 2021.

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	June 30, 2022	December 31, 2021
Gross receivables
Real Estate Services	$2,467	$1,442
Healthcare Services	2,615	880
Sub Total	5,082	2,322
Allowance
Real Estate Services	(538)	(35)
Healthcare Services	(221)	(142)
Sub Total	(759)	(177)
Accounts receivable, net of allowance	$4,323	$2,145

Revenue Recognition and Allowances

Patient Care Revenue. ASC Topic 606, Revenue from Contracts with Customers requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. Revenue from our Healthcare Services business segment is derived from services rendered to patients in the LaGrange, Lumber City, Meadowood, Thomasville, Glenvue and Tara facilities. The Company receives payments from the following sources for services rendered in our facilities: (i) the federal government under the Medicare program administered by the CMS; (ii) state governments under their respective Medicaid and similar programs; (iii) commercial insurers; and (iv) individual patients and clients. The vast majority of the revenue the Company recognizes is from government sources. The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors, discounts provided to uninsured patients and other price concessions. Contractual adjustments and discounts are based on contractual agreements, discount policies and historical experience. The Company recognizes revenue at the amount that reflects the consideration the Company expects to receive in exchange for the services provided. These amounts are due from residents or third-party payors and include variable consideration for retroactive adjustments from estimated reimbursements, if any, under reimbursement programs. Performance obligations are determined based on the nature of the services provided. Revenue is recognized as performance obligations are satisfied. Estimated uncollectable amounts due from patients are generally considered implicit price concessions that are a direct reduction to net operating revenues.

Triple-Net Leased Properties. The Company’s triple-net leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is probable. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in straight-line rent receivable on our consolidated balance sheets. In the event the Company cannot reasonably estimate the future collection of rent from one or more tenant(s) of the Company’s facilities, rental income for the affected facilities is recognized only upon cash collection, and any accumulated straight-line rent receivable is expensed in the period in which the Company deems rent collection to no longer be probable.

Management Fee Revenues and Other Revenues. The Company recognizes management fee revenues as services are provided. The Company has one contract to manage three facilities (the “Management Contract”), with payment for each month of service generally received in full on a monthly basis. The maximum penalty for service contract nonperformance under the Management Contract is $50,000 per year, payable after the end of the year. Further, the Company recognizes interest income from loans and investments, using the effective interest method when collectability is probable. The Company applies the effective interest method on a loan-by-loan basis.

Allowances. The Company assesses the collectability of its rent receivables, including straight-line rent receivables, working capital loans to tenants and patient reimbursement. The Company bases its assessment of the collectability of rent receivables and working capital loans to tenants on several factors, including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments or payments on a working capital loan, then the Company provides a reserve against the recognized straight-line rent receivable asset or working capital loan for the portion that we estimate may not be recovered. Payments received on impaired loans are applied against the allowance. If the Company changes its assumptions or estimates regarding the collectability of future rent payments, then the Company may adjust its reserve to the rental or interest revenue recognized in the period the Company makes such change. See Note 6 – Leases. Regarding patient reimbursements, the Company assesses the patient receivable based on payor type and age of the receivable amongst several other factors. The Company has reserved for approximately 1.5% of our patient care receivables based on the historical performance and industry practices.

As of September 30, 2022 and December 31, 2021, the Company reserved for approximately $0.6 million and $0.2 million, respectively, of uncollected receivables. Accounts receivable, net of allowance, totaled $6.2 million at September 30, 2022 and $2.1 million at December 31, 2021.

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	September 30, 2022	December 31, 2021
Gross receivables
Real Estate Services	$2,479	$1,442
Healthcare Services	4,331	880
Subtotal	6,810	2,322
Allowance
Real Estate Services	(304)	(35)
Healthcare Services	(276)	(142)
Subtotal	(580)	(177)
Accounts receivable, net of allowance	$6,230	$2,145

Revenue Recognition and Allowances

Patient Care Revenue. Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. Revenue from our new Healthcare Services business segment is derived from services rendered to patients in the Tara Facility. The Company receives payments from the following sources for services rendered in our facilities: (i) the federal government under the Medicare program administered by CMS; (ii) state governments under their respective Medicaid and similar programs; (iii) commercial insurers; and (iv) individual patients and clients. The vast majority (greater than 90%) of the revenue the Company has recognized is from government sources. The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors, discounts provided to uninsured patients and other price concessions. Contractual adjustments and discounts are based on contractual agreements, discount policies and historical experience. The Company recognizes revenue at the amount that reflects the consideration the Company expects to receive in exchange for the services provided. These amounts are due from residents or third-party payors and include variable consideration for retroactive adjustments from estimated reimbursements, if any, under reimbursement programs. Performance obligations, such as providing room and board, wound care, intravenous drug therapy, physical therapy, and quality of life activities amongst others, are determined based on the nature of the services provided are determined based on the nature of the services provided. Estimated uncollectable amounts due from patients are generally considered implicit price concessions that are a direct reduction to net patient care revenues.

Triple-Net Leased Properties. The Company’s triple-net leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is probable. ASU 2014-09, Revenue from Contracts with Customers, as codified in ASC 606, does not apply to rental revenues, which are the Company’s primary source of revenue. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in straight-line rent receivable on our consolidated balance sheets. In the event the Company cannot reasonably estimate the future collection of rent from one or more tenant(s) of the Company’s facilities, rental income for the affected facilities is recognized only upon cash collection, and any accumulated straight-line rent receivable is expensed in the period in which the Company deems rent collection to no longer be probable. Accordingly, rental revenues were recorded on a cash basis for one facility in Alabama for the month of December 2021 and two facilities in Georgia for the fourth quarter of 2020, (until operator or Company management transition on January 1, 2021, for both properties). For additional information with respect to such facilities, see Note 2 – Liquidity and Note 6 – Leases.

Management Fee Revenues and Other Revenues. On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers, as codified in ASC 606, which requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. The Company recognizes management fee revenues as services are provided. The Company has one contract to manage three facilities (the “Management Contract”), with payment for each month of service generally received in full on a monthly basis. The maximum penalty for service contract nonperformance under the Management Contract is $50,000 per year, payable after the end of the year. Further, the Company recognizes interest income from loans and investments, using the effective interest method when collectability is probable. The Company applies the effective interest method on a loan-by-loan basis.

Allowances. The Company assesses the collectability of its rent receivables, including straight-line rent receivables and working capital loans to tenants. The Company bases its assessment of the collectability of rent receivables and working capital loans to tenants on several factors, including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments or payments on a working capital loan, then the Company provides a reserve against the recognized straight-line rent receivable asset or working capital loan for the portion that we estimate may not be recovered. Payments received on impaired loans are applied against the allowance. If the Company changes its assumptions or estimates regarding the collectability of future rent payments required by a lease or required from a working capital loan to a tenant, then the Company may adjust its reserve to increase or reduce the rental revenue or interest revenue from working capital loans to tenants recognized in the period the Company makes such change in its assumptions or estimates. See Note 6 – Leases. The Company has reserved for approximately 1.5% of our patient care receivables based on the history provided by Vero Health for private payors and continues to assess the adequacy of such reserve.

As of December 31, 2021, and December 31, 2020, the Company reserved for approximately $0.2 million and $1.4 million, respectively, of uncollected receivables. Accounts receivable, net totaled $2.1 million at December 31, 2021 compared with $2.1 million at December 31, 2020.

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	December 31, 2021	December 31, 2020
Gross receivables
Real Estate Services (a)	$1,442	$3,481
Healthcare Services	880	—
Sub Total	2,322	3,481
Allowance
Real Estate Services (a)	(35)	(1,381)
Healthcare Services	(142)	—
Sub Total	(177)	(1,381)
Accounts receivable, net of allowance	$2,145	$2,100

(a)	See Note 6– Leases for details on the impact of the Wellington Lease Termination.

Prepaid Expenses and Other

Pre-Paid Expenses and Other

As of March 31, 2022 and December 31, 2021, the Company had approximately $0.9 million and $0.5 million, respectively, in pre-paid expenses and other; the $0.4 million increase is related to insurance for the Tara Facility operations, while the other amounts are predominantly for directors’ and officers’ insurance, NYSE American annual fees, and mortgage insurance premiums.

Pre-Paid Expenses and Other

As of June 30, 2022 and December 31, 2021, the Company had approximately $1.2 million and $0.5 million, respectively, in pre-paid expenses and other; the $0.7 million increase is related to insurance for the Lumber City and LaGrange Facility operations, while the other amounts are predominantly for directors’ and officers’ insurance, NYSE American annual fees, and mortgage insurance premiums.

Prepaid Expenses and Other

As of September 30, 2022 and December 31, 2021, the Company had approximately $1.3 million and $0.5 million, respectively, in prepaid expenses and other; the $0.8 million increase is related to insurance for the Lumber City, LaGrange Meadowood, Thomasville and Glenvue facility operations, while the other amounts are predominantly for directors’ and officers’ insurance, NYSE American annual fees, and mortgage insurance premiums.

Prepaid Expenses and Other

As of December 31, 2021, and December 31, 2020, the Company had $0.5 million and $0.3 million, respectively, in Prepaid expenses and other; approximately $0.2 million increase is related to insurance for the Tara Facility operations, while the other amounts are predominantly for directors’ and officers’ insurance, NYSE American annual fees, and mortgage insurance premiums.

Accounts Payable

Accounts Payable

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	March 31, 2022	December 31, 2021
Accounts payable
Real Estate Services	$3,541	$2,781
Healthcare Services	965	968
Total Accounts payable	$4,506	$3,749

Accounts Payable

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	June 30, 2022	December 31, 2021
Accounts payable
Real Estate Services	$3,104	$2,781
Healthcare Services	1,325	968
Total Accounts payable	$4,429	$3,749

Accounts Payable

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	September 30, 2022	December 31, 2021
Accounts payable
Real Estate Services	$1,877	$2,781
Healthcare Services	1,601	968
Total Accounts payable	$3,478	$3,749

Accounts Payable

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	December 31, 2021	December 31, 2020
Accounts payable
Real Estate Services	$2,781	$3,008
Healthcare Services	968	—
Total Accounts payable	$3,749	$3,008

Other Liabilities

Other liabilities

As of March 31, 2022 and December 31, 2021, the Company had approximately $1.7 million and $1.6 million, respectively in Other liabilities, consisting of security lease deposits and sublease improvement funds. See Note 2 – Series A Preferred Exchange Offer.

Other liabilities

As of June 30, 2022 and December 31, 2021, the Company had approximately $1.3 million and $1.6 million, respectively in Other liabilities, consisting of security lease deposits and sublease improvement funds. See Note 2 – Series A Preferred Exchange Offer.

Other Liabilities

As of September 30, 2022 and December 31, 2021, the Company had approximately $1.4 million and $1.6 million, respectively in Other liabilities, consisting of security lease deposits and sublease improvement funds.

Other Liabilities

As of December 31, 2021, and December 31, 2020, the Company had $1.6 million and $1.4 million, respectively, in Other liabilities; the $0.2 million increase compared to the prior period relates to restricted sublease improvements with lease security deposits comprising the remainder of the balances in both periods.

Other Expense, net	Other expense, net The Company has retained professional services to evaluate and assist with possible opportunities to improve the Company’s capital structure.	Other expense, net The Company has retained a law firm to evaluate and assist with possible opportunities to improve the Company’s capital structure.	Other Expense, net The Company has retained a law firm to evaluate and assist with possible opportunities to improve the Company’s capital structure. See Note 2 – Series A Preferred Exchange Offer.

Other expense, net

The Company has retained professional and legal services to evaluate and assist with possible opportunities to improve the Company’s capital structure, including on-going efforts to investigate alternatives to retire or refinance our outstanding Series A Preferred Stock. For further information see Note 2 – Liquidity.

Leases and Leasehold Improvements

Leases and Leasehold Improvements

The Company leases certain facilities and equipment in the normal course of business. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or capital lease. As of March 31, 2022, all of the Company’s leased facilities are accounted for as operating leases. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. Leasehold improvements are amortized over the shorter of the useful life of the asset or the lease term.

In accordance with Accounting Standards Update (“ASU”) ASU 2016-02, Leases, as codified in ASC 842, the Company recognizes both right of use assets and lease liabilities for leases in which we lease land, real property, or other equipment, having elected the practical expedient to maintain the prior operating lease classification for leases entered into prior to January 1, 2019. We assess any new contracts or modification of contracts in accordance with ASC 842 to determine the existence of a lease and its classification.

We report revenues and expenses for real estate taxes and insurance where the lessee has not made those payments directly to a third-party in accordance with their respective leases with us. Additionally, we expense certain leasing costs, other than leasing commissions, as they are incurred. The present value of minimum lease payments was calculated on each lease, using a discount rate of 7.98% that approximated our incremental borrowing rate and the current lease term. See Note 6– Leases for more information on the Company’s operating leases.

Leases and Leasehold Improvements

The Company leases certain facilities and equipment in the normal course of business. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or capital lease. As of June 30, 2022, all of the Company’s leased facilities are accounted for as operating leases. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. Leasehold improvements are amortized over the shorter of the useful life of the asset or the lease term.

In accordance with Accounting Standards Update (“ASU”) ASU 2016-02, Leases, as codified in ASC 842, the Company recognizes both right of use assets and lease liabilities for leases in which we lease land, real property, or other equipment, having elected the practical expedient to maintain the prior operating lease classification for leases entered into prior to January 1, 2019. We assess any new contracts or modification of contracts in accordance with ASC 842 to determine the existence of a lease and its classification.

We report revenues and expenses for real estate taxes and insurance where the lessee has not made those payments directly to a third-party in accordance with their respective leases with us. Additionally, we expense certain leasing costs, other than leasing commissions, as they are incurred. The present value of minimum lease payments was calculated on each lease, using a discount rate of 7.98% that approximated our incremental borrowing rate and the current lease term. See Note 6– Leases for more information on the Company’s operating leases.

Leases and Leasehold Improvements

The Company leases certain facilities and equipment in the normal course of business. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or capital lease. As of September 30, 2022, all of the Company’s leased facilities are accounted for as operating leases. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. Leasehold improvements are amortized over the shorter of the useful life of the asset or the lease term.

In accordance with Accounting Standards Update (“ASU”) ASU 2016-02, Leases, as codified in ASC 842, the Company recognizes both right of use assets and lease liabilities for leases in which we lease land, real property, or other equipment, having elected the practical expedient to maintain the prior operating lease classification for leases entered into prior to January 1, 2019. We assess any new contracts or modification of contracts in accordance with ASC 842 to determine the existence of a lease and its classification.

We report revenues and expenses for real estate taxes and insurance where the lessee has not made those payments directly to a third-party in accordance with its respective leases with us. Additionally, we expense certain leasing costs, other than leasing commissions, as they are incurred. The present value of minimum lease payments was calculated on each lease, using a discount rate of 3.85% that approximated our incremental borrowing rate and the current lease term. See Note 6– Leases for more information on the Company’s operating leases.

Leases and Leasehold Improvements

The Company leases certain facilities and equipment in the normal course of business. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or capital lease. As of December 31, 2021, all of the Company’s leased facilities are accounted for as operating leases. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. Leasehold improvements are amortized over the shorter of the useful life of the asset or the lease term.

On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) ASU 2016-02, Leases, as codified in ASC 842, using the non-comparative transition option pursuant to ASU 2018-11. The Company recognized both right of use assets and lease liabilities for leases in which we lease land, real property or other equipment, electing the practical expedient to maintain the prior operating lease classification. Effective January 1, 2019, the Company assesses any new contracts or modification of contracts in accordance with ASC 842 to determine the existence of a lease and its classification. We are reporting revenues and expenses for real estate taxes and insurance where the lessee has not made those payments directly to a third party in accordance with their respective leases with us.

The following table summarizes real estate tax recognized on our consolidated statements of operations in “Other Operating Expenses” for the twelve months ended December 31, 2021, and 2020:

	Year Ended December 31,
(Amounts in 000’s)	2021	2020
Rental revenues	$464	$549
Other operating expenses	$464	$549

Additionally, we now expense certain leasing costs, other than leasing commissions, as they are incurred. Current GAAP provides for the deferral and amortization of such costs over the applicable lease term. Adoption of ASU 2016-02 has not had a material effect on the Company’s consolidated financial statements, other than the initial balance sheet impact of recognizing the right-of-use assets and the right-of-use lease liabilities. Upon adoption, we recognized operating lease assets of $39.8 million on our consolidated balance sheet for the period ended March 31, 2019, which represents the present value of minimum lease payments associated with such leases. Also upon adoption, we recognized operating lease liabilities of $41.5 million on our consolidated balance sheet for the period ended March 31, 2019. The present value of minimum lease payments was calculated on each lease using a discount rate that approximated our incremental borrowing rate and the current lease term and upon adoption we utilized a discount rate of 7.98% for the Company’s leases. See Note 6– Leases for the Company’s operating leases.

Insurance

Insurance

We maintain general liability, professional liability, and other insurance policies in amounts and with coverage and deductibles we believe are appropriate, based on the nature and risks of our business, historical experience, availability, and industry standards, including for the operations at the Tara, Lumber City, LaGrange and Meadowood facilities. Our current policies provide for deductibles for each claim and contain various exclusions from coverage. The Company has self-insured against professional and general liability claims related to its healthcare operations that were discontinued during 2014 and 2015 in connection with its transition from an owner and operator of healthcare properties to a healthcare property holding and leasing company (the “Transition”). For further information, see Note 11 – Commitments and Contingencies, and Note 14 – Commitments and Contingencies, in the Annual Report for more information. The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated. The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. Accordingly, the self-insurance reserve reflects the Company’s estimate of settlement amounts for the pending actions, if applicable, and legal costs of settling or litigating the pending actions, as applicable. Because the self-insurance reserve is based on estimates, the amount of the self-insurance reserve may not be sufficient to cover the settlement amounts actually incurred in settling the pending actions, or the legal costs actually incurred in settling or litigating the pending actions. See Note 7 – Accrued Expenses. In addition, the Company maintains certain other insurance programs, including commercial general liability, property, casualty, directors’ and officers’ liability, crime, and employment practices liability.

Insurance

We maintain general liability, professional liability, and other insurance policies in amounts and with coverage and deductibles we believe are appropriate, based on the nature and risks of our business, historical experience, availability, and industry standards, including for the operations at the Tara, Lumber City, LaGrange and Meadowood facilities. Our current policies provide for deductibles for each claim and contain various exclusions from coverage. The Company has self-insured against professional and general liability claims related to its healthcare operations that were discontinued during 2014 and 2015 in connection with its transition from an owner and operator of healthcare properties to a healthcare property holding and leasing company (the “Transition”). For further information, see Note 11 – Commitments and Contingencies, and Note 14 – Commitments and Contingencies, in the Annual Report for more information. The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated. The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. Accordingly, the self-insurance reserve reflects the Company’s estimate of settlement amounts for the pending actions, if applicable, and legal costs of settling or litigating the pending actions, as applicable. Because the self-insurance reserve is based on estimates, the amount of the self-insurance reserve may not be sufficient to cover the settlement amounts actually incurred in settling the pending actions, or the legal costs actually incurred in settling or litigating the pending actions. See Note 7 – Accrued Expenses. In addition, the Company maintains certain other insurance programs, including commercial general liability, property, casualty, directors’ and officers’ liability, crime, and employment practices liability.

Insurance

We maintain general liability, professional liability, and other insurance policies in amounts and with coverage and deductibles we believe are appropriate, based on the nature and risks of our business, historical experience, availability, and industry standards, including for the operations at the Tara, Lumber City, LaGrange, Thomasville, Glenvue and Meadowood facilities. Our current policies provide for deductibles for each claim and contain various exclusions from coverage. The Company has self-insured against professional and general liability claims related to its healthcare operations that were discontinued during 2014 and 2015 in connection with its transition from an owner and operator of healthcare properties to a healthcare property holding and leasing company (the “Transition”). For further information, see Note 11 – Commitments and Contingencies, and Note 14 – Commitments and Contingencies, to the consolidated financial statements for the year ended December 31, 2021 for more information. The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated. The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. Accordingly, the self-insurance reserve reflects the Company’s estimate of settlement amounts for the pending actions, if applicable, and legal costs of settling or litigating the pending actions, as applicable. Because the self-insurance reserve is based on estimates, the amount of the self-insurance reserve may not be sufficient to cover the settlement amounts actually incurred in settling the pending actions, or the legal costs actually incurred in settling or litigating the pending actions. See Note 7 – Accrued Expenses. In addition, the Company maintains certain other insurance programs, including commercial general liability, property, casualty, directors’ and officers’ liability, crime, and employment practices liability.

Self-Insurance

Prior to the Transition, the Company was self-insured for employee medical claims (in all states except for Oklahoma, where the Company participated in the Oklahoma state subsidy program) and had a large deductible workers’ compensation plan (in all states except for Ohio, where workers’ compensation is covered under a premium-only policy provided by the Ohio Bureau of Workers’ Compensation).

In 2015, the insurance programs described above changed in order to address the different needs of the Company as a result of the Transition. The Company’s workers compensation plan transitioned from a high deductible to a guaranteed cost program in February 2015. As of December 31, 2021, there are no outstanding claims or unsettled claims for the legacy self-insured employee medical plan and the large deductible workers’ compensation plan.

Professional liability insurance was provided to facilities operations up until the date of the Transition. Claims which were associated with operations of the Company prior to the Transition but not reported as of the transition date were self-insured.

The Company maintains insurance for professional and general liability claims for its Healthcare Services segment, which includes the Tara Facility or any other facility, such as the Meadowood Facility which the Company is likely to operate, however for claims prior to January 1, 2020, the Company is self-insured against professional and general liability claims since it discontinued its healthcare operations in connection with the Transition. The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated. The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. Accordingly, the self-insurance reserve reflects the Company’s estimate of settlement amounts for the pending actions, if applicable, and legal costs of settling or litigating the pending actions, as applicable. Because the self-insurance reserve is based on estimates, the amount of the self-insurance reserve may not be sufficient to cover the settlement amounts actually incurred in settling the pending actions, or the legal costs actually incurred in settling or litigating the pending actions. See Note 7 – Accrued Expenses and Note 14 - Commitments and Contingencies.

In addition, the Company maintains certain other insurance programs, including commercial general liability, property, casualty, directors’ and officers’ liability, crime, and employment practices liability.

Discontinued Operations

Discontinued Operations

Prior to December 2015, the Company’s business focused primarily on owning and operating SNFs and managing such facilities for unaffiliated owners with whom the Company has management contracts. These operations were discontinued and transitioned to the current leasing model of business.

The Company’s major classes of discontinued operation’s assets and liabilities included within the Company’s consolidated balance sheets at March 31, 2022 and December 31, 2021, respectively are: (i) Accounts payable of $2.3 million and $2.5 million; and (ii) Accrued expenses of $0.6 million and $0.7 million.

Net expenses for discontinued operations are included in Other expense, net on the consolidated statements of operations. These net expenses were approximately $14,900 and $13,100 for the three months ended March 31, 2022 and 2021, respectively.

Discontinued Operations

Prior to December 2015, the Company’s business focused primarily on owning and operating SNFs and managing such facilities for unaffiliated owners with whom the Company has management contracts. These operations were discontinued and transitioned to the current leasing model of business.

The Company’s major classes of discontinued operation’s assets and liabilities included within the Company’s consolidated balance sheets at June 30, 2022 and December 31, 2021, respectively are: (i) Accounts payable of $2.6 million and $2.5 million; and (ii) Accrued expenses of $0.7 million for both periods..

Net expenses for discontinued operations are included in other expenses on the consolidated statements of operations. These net expenses were approximately $62,000 and $13,100 for the three months ended June 30, 2022 and 2021, respectively, and $28,000 and $75,000 for the six months ended June 30, 2022 and 2021, respectively.

Discontinued Operations

Prior to December 2015, the Company’s business focused primarily on owning and operating skilled nursing facilities (“SNF”) and managing such facilities for unaffiliated owners with whom the Company had management contracts. These operations were discontinued and transitioned to the leasing model of business.

As of September 30, 2022 the company determined remaining escheatment liabilities for discontinued operations are $.8 million and are included in accrued expenses. As a result of this change in accounting estimate the Company recognized income net of expenses for discontinued operations of approximately $2.4 million for the three and nine months ended September 30, 2022 included in “Other (income) expense”. As of December 31, 2021 the Company’s major classes of discontinued operations assets and liabilities include $2.5 million in accounts payable and $.7 million in accrued expenses. Net expenses for discontinued operations are included in other (income) expenses on the consolidated statements of operations. Net expenses were approximately $22,000 for the three months ended and $97,000 for the nine months ended September 2021.

Net Loss Per Share

Earnings Per Share

Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic earnings per share except that the net income or loss is adjusted by the impact of the weighted-average number of shares of common stock outstanding including potentially dilutive securities (such as options, warrants and non-vested common stock) when such securities are not anti-dilutive. Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities.

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	March 31,
(Share amounts in 000’s)	2022	2021
Stock options	13	13
Warrants - employee	34	49
Warrants - non employee	5	9
Total anti-dilutive securities	52	71

The weighted average contractual terms in years for these securities as of March 31, 2022, with no intrinsic value, are 2.8 years for the stock options and 2.2 years for the warrants.

Earnings Per Share

Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic earnings per share except that the net income or loss is adjusted by the impact of the weighted-average number of shares of common stock outstanding including potentially dilutive securities (such as options, warrants and non-vested common stock) when such securities are not anti-dilutive. Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities.

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	June 30,
(Share amounts in 000’s)	2022	2021
Stock options	13	13
Warrants - employee	34	49
Warrants - non employee	5	9
Total anti-dilutive securities	52	71

The weighted average contractual terms in years for these securities as of June 30, 2022, with no intrinsic value, are 2.0 years for the stock options and 2.4 years for the warrants.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic net loss per share except that the net loss is adjusted by the impact of the weighted-average number of shares of common stock outstanding including potentially dilutive securities (such as options, warrants and non-vested common stock) when such securities are not anti-dilutive. Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities.

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	September 30,
(Share amounts in 000’s)	2022	2021
Stock options	13	13
Warrants - employee	34	49
Warrants - non employee	5	9
Total anti-dilutive securities	52	71

The weighted average contractual terms in years for these securities as of September 30, 2022, with no intrinsic value, are 1.8 years for the stock options and 2.2 years for the warrants.

Earnings Per Share

Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic earnings per share except that the net income or loss is adjusted by the impact of the weighted-average number of shares of common stock outstanding including potentially dilutive securities (such as options, warrants and non-vested common stock) when such securities are not anti-dilutive. Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities.

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	December 31,
(Amounts in 000’s)	2021	2020
Stock options	13	13
Common stock warrants - employee	34	49
Common stock warrants - nonemployee	9	9
Total shares	56	71

The weighted average contractual terms in years for these securities, with no intrinsic value, are 2.5 years for the stock options and 2.6 years for the warrants.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. In November 2018, the FASB issued ASU 2018-19 Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The amendment clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The Company adopted ASU 2016-13 effective January 1, 2022 and it did not have an impact on its consolidated financial statements.

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. In November 2018, the FASB issued ASU 2018-19 Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The amendment clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The Company adopted ASU 2016-13 effective January 1, 2022 and it did not have an impact on its consolidated financial statements.

New Accounting Pronouncements Issued But Not Yet Effective

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This update is to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the following: (1) Recognition of an acquired contract liability, and (2) Payment terms and their effect on subsequent revenue recognized by the acquirer. Early adoption of the amendments is permitted, including adoption in an interim period. An entity that early adopts in an interim period should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting the standard on its consolidated financial statements.

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. In November 2018, the FASB issued ASU 2018-19 Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The amendment clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The Company adopted ASU 2016-13 effective January 1, 2022 and it did not have an impact on its consolidated financial statements.

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. In November 2018, the FASB issued ASU 2018-19 Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The amendment clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. ASU 2019-10 Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, extended the effective date of ASU 2016-13, which is now effective for annual and interim periods beginning after December 15, 2022, for smaller reporting companies and early adoption is permitted for annual and interim periods beginning after December 15, 2018. The Company adopted ASU 2016-13 effective January 1, 2022. The adoption of ASU 2016-13 did not have an impact on the Company’s consolidated financial statements.

In July 2021, the FASB issued ASU 2021-05—Leases (Topic 842): Lessors—Certain Leases with Variable Lease Payments, which amends the lease classification requirements for lessors. Lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if the lease would have been classified as a sales-type lease or a direct financing lease and the lessor would have otherwise recognized a day-one loss. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. The Company adopted ASU 2021-05 effective January 1, 2022, and as all our current leases are classified as operating leases, the adoption ASU 2021-05 did not have an impact on the Company’s consolidated financial statements.

New Accounting Pronouncements Issued But Not Yet Effective

New Accounting Pronouncements Issued But Not Yet Effective

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This update is to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the following: (1) Recognition of an acquired contract liability, and (2) Payment terms and their effect on subsequent revenue recognized by the acquirer. Early adoption of the amendments is permitted, including adoption in an interim period. An entity that early adopts in an interim period should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting the standard on its consolidated financial statements.

New Accounting Pronouncements Issued But Not Yet Effective

In September 2022, the FASB issued ASU 2022-04, Liabilities-Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations. This update requires a buyer in a supplier finance program to disclose qualitative and quantitative information about the program, at least annually, to allow financial statement users to understand the nature of the program, the activity during the period, changes from period to period, and potential magnitude. The buyer must also disclose the amount of outstanding obligations confirmed as valid by the buyer at the end of each interim reporting period. ASU 2022-04 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the amendment related to the disclosure of rollforward information, which is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. During the fiscal year of adoption, information about the key terms of the programs and the balance sheet presentation of the obligations must be disclosed in each interim reporting period. The amendments in this update, except for the amendment related to the disclosure of rollforward information, must be applied retrospectively by providing the required disclosures for each period for which a balance sheet is presented. The Company is currently evaluating the impact of adopting the standard on its consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This update is to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the following: (1) Recognition of an acquired contract liability, and (2) Payment terms and their effect on subsequent revenue recognized by the acquirer. Early adoption of the amendments is permitted, including adoption in an interim period. An entity that early adopts in an interim period should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting the standard on its consolidated financial statements.